Label	Element	Value
MainStay CBRE Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY FUNDS TRUST

MainStay CBRE Real Estate Fund

Supplement dated June 12, 2020 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 24, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses and Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay CBRE Real Estate Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective immediately, the table entitled “Average Annual Total Returns” is deleted and replaced with the following:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2019)
MainStay CBRE Real Estate Fund | MSCI U.S. REIT® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.03%
Average Annual Returns, 10 Years or Since Inception	rr_AverageAnnualReturnYear10	11.93%
MainStay CBRE Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, 10 Years or Since Inception	rr_AverageAnnualReturnYear10	9.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2003
MainStay CBRE Real Estate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.93%
Average Annual Returns, 10 Years or Since Inception	rr_AverageAnnualReturnYear10	11.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
MainStay CBRE Real Estate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years or Since Inception	rr_AverageAnnualReturnYear10	9.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2011
MainStay CBRE Real Estate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.01%
Average Annual Returns, 10 Years or Since Inception	rr_AverageAnnualReturnYear10	7.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2014
MainStay CBRE Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.28%
Average Annual Returns, 10 Years or Since Inception	rr_AverageAnnualReturnYear10	10.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2002
MainStay CBRE Real Estate Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, 10 Years or Since Inception	rr_AverageAnnualReturnYear10	7.30%
MainStay CBRE Real Estate Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.45%
Average Annual Returns, 10 Years or Since Inception	rr_AverageAnnualReturnYear10	7.56%